Summary of Significant Accounting Policies - Schedule of Allowance for Expected Losses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Oil, natural gas and NGL sales		$ 108,091		$ 76,115
Joint interest accounts receivable	$ 749,287	624,577		494,587
Unbilled joint interest expense				(852)
Total joint interest related receivables		732,668		493,735
Other accounts receivable	122,311	118,636		122,501
Allowance for expected losses
Total Accounts receivable, net	$ 969,458	$ 851,304	$ 835,173	$ 692,351